Deferred tax credits (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred Income Taxes and Tax Credits [Abstract]
Deferred research & development tax credits	$ 1,311	$ 2,487
Deferred other tax credits	1	1
Total deferred tax credits	$ 1,312	$ 2,488